Commitments And Contingencies (Narrative) (Details) € in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2014 EUR (€)	Dec. 31, 2013 USD ($)
Aggregate proceeds from participation in governmental R&D grant program	$ 1,996
Royalty payment rate	3.50%	3.50%	3.50%	3.50%
Percent of grants received paid for by royalties	100.00%
Total commitment for royalties payable	$ 1,603
Cost of revenues	8,323	$ 8,123		$ 7,695
Facilities rent expense	978	1,056		985
Royalty Agreements [Member]
Cost of revenues	$ 128	$ 129		$ 78
Eleven Gmbh [Member]
Escrow deposit | €			€ 740
Loss contingency amount of claim related to earn-out liability claimed by entity | €			1,466
Loss contingency amount of claim related to earn-out liability claimed from entity | €			€ 1,553